                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Financial Stocks, Inc.
Address:          507 Carew Tower
                  441 Vine Street
                  Cincinnati, Ohio 45202

13F File Number:  28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John M. Stein
Title:    President
Phone:    (513) 241-6166

Signature, Place, and Date of Signing:

         /s/ John M. Stein        Cincinnati, Ohio  October 20, 1999
         ----------------------   ----------------  ----------------

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: N/A


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             -0-
                                           ---------
Form 13F Information Table Entry Total:        44
                                           ---------
Form 13F Information Table Value Total:     $101,017
                                           ---------
                                           (thousands)
List of Other Included Managers:  None











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
------------------------------------------------------------------------------------------------------------------------------
COLUMN 1                             COLUMN 2         COLUMN 3         COLUMN 4             COLUMN 5           COLUMN 6
------------------------------------------------------------------------------------------------------------------------------

Name of Issuer                       Title of Class   CUSIP           FMV (000's)   Shares   SH\PRN  PUT\CALL  Investment Dis
------------------------------------------------------------------------------------------------------------------------------
BankUnited Financial Corp-CL A       Common           06652B103       $    5,397    679,900   SH                   Sole
------------------------------------------------------------------------------------------------------------------------------
Boston Private Financial Hldgs Inc.  Common           101119105       $    5,382    602,200   SH                   Sole
------------------------------------------------------------------------------------------------------------------------------
First Citizens Bancshares Inc        Common           31946M103       $    6,528     85,050   SH                   Sole
------------------------------------------------------------------------------------------------------------------------------
Financial Industries Corp            Common           317574101       $      964     98,890   SH                   Sole
------------------------------------------------------------------------------------------------------------------------------
Hawthorne Financial Corp.            Common           420542102       $    3,830    286,354   SH                   Sole
------------------------------------------------------------------------------------------------------------------------------
Intercontinental Life Corp           Common           458593100       $    1,370    136,950   SH                   Sole
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Independence Holding Co New          Common           453440307       $      121     10,295   SH                   Sole
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Life Financial Corp                  Common           53184P101       $    2,340    613,825   SH                   Sole
------------------------------------------------------------------------------------------------------------------------------
Local Financial Corp 144A            Common           539553206       $    2,636    285,000   SH                   Sole
------------------------------------------------------------------------------------------------------------------------------
Local Financial Corp                 Common           539553305       $   14,405  1,557,300   SH                   Sole
------------------------------------------------------------------------------------------------------------------------------
Metrocorp Bancshares Inc.            Common           591650106       $    3,060    340,000   SH                   Sole
------------------------------------------------------------------------------------------------------------------------------
Matrix Bancorp Inc.                  Common           576819106       $    5,624    468,641   SH                   Sole
------------------------------------------------------------------------------------------------------------------------------
Sterling Financial  Corp-Wash        Common           859319105       $    3,362    251,330   SH                   Sole
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Abbott Labs                          Common           002814100       $      822     22,400   SH                   Sole
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Abercrombie & Fitch Co Cl A          Common           002896207       $       95      2,802   SH                   Sole
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Argonaut Group Incorporated          Common           040157109       $      259     10,300   SH                   Sole
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Associates First Capital Corp        Common           046008108       $      226      6,290   SH                   Sole
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Bank One Corporation                 Common           06423A103       $    1,420     40,793   SH                   Sole
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Bristol-Meyers Squibb Corp           Common           110122108       $      648      9,600   SH                   Sole
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Charter One Financial Inc.           Common           160903100       $    1,141     49,366   SH                   Sole
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Cincinnati Bell Incorporated         Common           171870108       $      323     16,600   SH                   Sole
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Cinergy Corporation                  Common           172474108       $      408     14,400   SH                   Sole
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Convergys Corp.                      Common           212485106       $      329     16,600   SH                   Sole
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Fifth Third Bancorp                  Common           3316773100      $    1,561     25,650   SH                   Sole
------------------------------------------------------------------------------------------------------------------------------
First Indiana Company                Common           32054R108       $    1,262     60,108   SH                   Sole
------------------------------------------------------------------------------------------------------------------------------
Firstar Corporation                  Common           33763V109       $    1,922     75,000   SH                   Sole
------------------------------------------------------------------------------------------------------------------------------
Ford Motor Company                   Common           345370100       $      603     12,000   SH                   Sole
------------------------------------------------------------------------------------------------------------------------------
General Mills Incorporated           Common           370334104       $    1,217     15,000   SH                   Sole
------------------------------------------------------------------------------------------------------------------------------
Miller Herman Incorporated           Common           600544100       $    2,869    120,000   SH                   Sole
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Keycorp                              Common           493267108       $      671     26,000   SH                   Sole
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Eli Lilly & Company                  Common           532457108       $    2,740     42,680   SH                   Sole
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Office Depot Incorporated            Common           676220106       $      394     37,500   SH                   Sole
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PNC Bank Corporation                 Common           693475105       $    1,265     24,000   SH                   Sole
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Sears, Roebuck & Company             Common           812387108       $      386     12,300   SH                   Sole
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Too, Inc.                            Common           890333107       $      263     14,642   SH                   Sole
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The Limited  Incorporated            Common           532716107       $    3,921    102,500   SH                   Sole
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Unitrin Incorporated                 Common           913275103       $      949     27,316   SH                   Sole
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Ventas Inc.                          Common           92276F100       $      266     56,000   SH                   Sole
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X-Rite Inc.                          Common           983857103       $      780    120,000   SH                   Sole
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Superior Financial Corp              Common           86861100        $    6,570    547,500   SH                   Sole
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East West Bancorp                    Common           27579R104       $    1,484    125,000   SH                   Sole
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Gateway American                     Common           367569100       $      956    150,000   SH                   Sole
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UCBH Holdings, Inc.                  Common           90262T100       $    7,057    386,667   SH                   Sole
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UCBH Holdings, Inc.                  Common           90262T308       $    3,194    175,000   SH                   Sole
------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
COLUMN 1                             COLUMN 7                        COLUMN 8
-----------------------------------------------------------------------------------------
Name of Issuer                       Oth Mgrs          Sole         Shared       None
-----------------------------------------------------------------------------------------
BankUnited Financial Corp-CL A                        679,900              -           -
-----------------------------------------------------------------------------------------
Boston Private Financial Hldgs Inc.                   602,200              -           -
-----------------------------------------------------------------------------------------
First Citizens Bancshares Inc                          85,050              -           -
-----------------------------------------------------------------------------------------
Financial Industries Corp                              98,890              -           -
-----------------------------------------------------------------------------------------
Hawthorne Financial Corp.                             286,354              -           -
-----------------------------------------------------------------------------------------
Intercontinental Life Corp                            136,950              -           -
-----------------------------------------------------------------------------------------
Independence Holding Co New                            10,295              -           -
-----------------------------------------------------------------------------------------
Life Financial Corp                                   613,825              -           -
-----------------------------------------------------------------------------------------
Local Financial Corp 144A                             285,000              -           -
-----------------------------------------------------------------------------------------
Local Financial Corp                                1,557,300              -           -
-----------------------------------------------------------------------------------------
Metrocorp Bancshares Inc.                             340,000              -           -
-----------------------------------------------------------------------------------------
Matrix Bancorp Inc.                                   468,641              -           -
-----------------------------------------------------------------------------------------
Sterling Financial  Corp-Wash                         251,330              -           -
-----------------------------------------------------------------------------------------
Abbott Labs                                            22,400              -           -
-----------------------------------------------------------------------------------------
Abercrombie & Fitch Co Cl A                             2,802              -           -
-----------------------------------------------------------------------------------------
Argonaut Group Incorporated                            10,300              -           -
-----------------------------------------------------------------------------------------
Associates First Capital Corp                           6,290              -           -
-----------------------------------------------------------------------------------------
Bank One Corporation                                   40,793              -           -
-----------------------------------------------------------------------------------------
Bristol-Meyers Squibb Corp                              9,600              -           -
-----------------------------------------------------------------------------------------
Charter One Financial Inc.                             49,366              -           -
-----------------------------------------------------------------------------------------
Cincinnati Bell Incorporated                           16,600              -           -
-----------------------------------------------------------------------------------------
Cinergy Corporation                                    14,400              -           -
-----------------------------------------------------------------------------------------
Convergys Corp.                                        16,600              -           -
-----------------------------------------------------------------------------------------
Fifth Third Bancorp                                    25,650              -           -
-----------------------------------------------------------------------------------------
First Indiana Company                                  60,108              -           -
-----------------------------------------------------------------------------------------
Firstar Corporation                                    75,000              -           -
-----------------------------------------------------------------------------------------
Ford Motor Company                                     12,000              -           -
-----------------------------------------------------------------------------------------
General Mills Incorporated                             15,000              -           -
-----------------------------------------------------------------------------------------
Miller Herman Incorporated                            120,000              -           -
-----------------------------------------------------------------------------------------
Keycorp                                                26,000              -           -
-----------------------------------------------------------------------------------------
Eli Lilly & Company                                    42,680              -           -
-----------------------------------------------------------------------------------------
Office Depot Incorporated                              37,500              -           -
-----------------------------------------------------------------------------------------
PNC Bank Corporation                                   24,000              -           -
-----------------------------------------------------------------------------------------
Sears, Roebuck & Company                               12,300              -           -
-----------------------------------------------------------------------------------------
Too, Inc.                                              14,642              -           -
-----------------------------------------------------------------------------------------
The Limited  Incorporated                             102,500              -           -
-----------------------------------------------------------------------------------------
Unitrin Incorporated                                   27,316              -           -
-----------------------------------------------------------------------------------------
Ventas Inc.                                            56,000              -           -
-----------------------------------------------------------------------------------------
X-Rite Inc.                                           120,000              -           -
-----------------------------------------------------------------------------------------
Superior Financial Corp                               547,500              -           -
-----------------------------------------------------------------------------------------
East West Bancorp                                     125,000              -           -
-----------------------------------------------------------------------------------------
Gateway American                                      150,000              -           -
-----------------------------------------------------------------------------------------
UCBH Holdings, Inc.                                   386,667              -           -
-----------------------------------------------------------------------------------------
UCBH Holdings, Inc.                                   175,000              -           -
-----------------------------------------------------------------------------------------